Stockholders' Equity (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Stockholders' Equity (Textual)
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock outstanding,percentage	20.00%	20.00%
Description of warrant	The Company may redeem the Public Warrants (except with respect to the Private Placement Warrants): ●in whole and not in part; ●at a price of $0.01 per warrant; ●at any time during the exercise period; ●upon a minimum of 30 days’ prior written notice of redemption; and ●if, and only if, the last sale price of the Company’s Class A common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders. ●If, and only if, there is a current registration statement in effect with respect to the shares of Class A common stock underlying such warrants.	The Company may redeem the Public Warrants (except with respect to the Private Placement Warrants): ●in whole and not in part; ●at a price of $0.01 per warrant; ●at any time during the exercise period; ●upon a minimum of 30 days’ prior written notice of redemption; and ●if, and only if, the last sale price of the Company’s Class A common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders. ●If, and only if, there is a current registration statement in effect with respect to the shares of Class A common stock underlying such warrants.
Class A Common Stock [Member]
Stockholders' Equity (Textual)
Common stock, shares authorized	40,000,000	40,000,000	40,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	1,450,891	1,221,628	927,712
Common stock, shares outstanding	1,450,891	1,221,628	927,712
Common stock subject to possible redemption	1,422,573	9,831,911	11,572,288
Class F Common Stock [Member]
Stockholders' Equity (Textual)
Common stock, shares authorized	5,000,000	5,000,000	5,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	3,125,000	3,125,000	3,125,000
Common stock, shares outstanding	3,125,000	3,125,000	3,125,000